UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 30

Date of reporting period: April 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Santa Barbara Dividend Growth Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.1%

	COMMON STOCKS – 97.1%

	Aerospace & Defense – 5.0%

484,124	Boeing Company	$69,394,334

679,601	Honeywell International Inc.	68,585,333
	Total Aerospace & Defense	137,979,667

	Automobiles – 2.1%

1,635,554	General Motors Company	57,342,523

	Banks – 7.8%

664,972	Cullen/Frost Bankers, Inc.	48,503,058

1,227,734	JPMorgan Chase & Co.	77,666,453

1,579,370	Wells Fargo & Company	87,023,287
	Total Banks	213,192,798

	Beverages – 1.9%

560,527	PepsiCo, Inc.	53,317,328

	Capital Markets – 1.9%

144,881	BlackRock Inc.	52,727,991

	Chemicals – 3.5%

362,818	Monsanto Company	41,346,739

436,881	Praxair, Inc.	53,268,900
	Total Chemicals	94,615,639

	Communications Equipment – 1.9%

773,887	QUALCOMM, Inc.	52,624,316

	Consumer Finance – 2.0%

950,301	Discover Financial Services	55,088,949

	Containers & Packaging – 1.8%

717,803	Packaging Corp. of America	49,664,790

	Diversified Telecommunication Services – 2.4%

1,874,822	AT&T Inc.	64,943,834

	Electric Utilities – 4.0%

1,196,338	ITC Holdings Corporation	43,068,168

661,496	NextEra Energy Inc.	66,764,791
	Total Electric Utilities	109,832,959

	Food & Staples Retailing – 2.9%

804,216	CVS Caremark Corporation	79,850,607

Nuveen Investments	1

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food Products – 1.7%

603,198	McCormick & Company, Incorporated	$45,420,809

	Health Care Equipment & Supplies – 2.1%

786,284	Medtronic, PLC	58,538,844

	Health Care Providers & Services – 3.1%

766,064	UnitedHealth Group Incorporated	85,339,530

	Household Durables – 2.1%

323,484	Whirlpool Corporation	56,803,790

	Household Products – 2.5%

1,000,860	Colgate-Palmolive Company	67,337,861

	Insurance – 4.4%

484,124	Ace Limited	51,796,427

1,221,028	Marsh & McLennan Companies, Inc.	68,572,932
	Total Insurance	120,369,359

	IT Services – 4.6%

597,611	Accenture Limited	55,368,659

1,132,230	Fidelity National Information Services	70,753,053
	Total IT Services	126,121,712

	Media – 2.6%

463,905	Time Warner Cable, Class A	72,146,506

	Multiline Retail – 2.5%

1,077,214	Macy’s, Inc.	69,620,341

	Oil, Gas & Consumable Fuels – 7.9%

754,378	Chevron Corporation	83,781,221

1,585,033	Kinder Morgan, Inc.	68,077,167

830,072	Phillips 66	65,833,010
	Total Oil, Gas & Consumable Fuels	217,691,398

	Pharmaceuticals – 7.8%

1,209,750	AbbVie Inc.	78,222,435

1,033,473	Novo-Nordisk A/S, ADR	58,153,526

2,309,568	Pfizer Inc.	78,363,642
	Total Pharmaceuticals	214,739,603

	Professional Services – 2.0%

1,206,385	Nielsen Holdings N.V	54,214,942

	Road & Rail – 2.5%

644,753	Union Pacific Corporation	68,492,111

	Software – 3.3%

1,879,293	Microsoft Corporation	91,408,812

2	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail – 2.5%

995,272	Lowe’s Companies, Inc.			$68,534,430

	Technology Hardware, Storage & Peripherals – 5.9%

892,962	Apple, Inc.			111,754,194

1,874,822	EMC Corporation			50,451,460
	Total Technology Hardware, Storage & Peripherals			162,205,654

	Textiles, Apparel & Luxury Goods – 2.4%

916,633	VF Corporation			66,391,728
	Total Long-Term Investments (cost $1,970,665,067)			2,666,558,831

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.6%

	REPURCHASE AGREEMENTS – 2.6%

$69,957	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $69,956,753, collateralized by $71,625,000 U.S. Treasury Notes, 1.750%, due 4/30/22, value $71,356,406	0.000%	5/01/15	$69,956,753
	Short-Term Investments (cost $69,956,753)			69,956,753
	Total Investments (cost $2,040,621,820) – 99.7%			2,736,515,584
	Other Assets Less Liabilities – 0.3%			9,333,056
	Net Assets – 100%			$2,745,848,640

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,666,558,831	$—	$—	$2,666,558,831
Short-Term Investments:
Repurchase Agreements	—	69,956,753	—	69,956,753
Total	$2,666,558,831	$69,956,753	$—	$2,736,515,584

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	3

Nuveen Santa Barbara Dividend Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

As of April 30, 2015, the cost of investments was $2,044,144,198.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$701,388,932
Depreciation	(9,017,546)
Net unrealized appreciation (depreciation) of investments	$692,371,386

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

4	Nuveen Investments

Nuveen Santa Barbara Global Dividend Growth Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.1%

	COMMON STOCKS – 96.1%

	Aerospace & Defense – 5.9%

1,072	Boeing Company	$153,660

1,732	Honeywell International Inc.	174,793

2,718	Safran SA, (2)	198,597
	Total Aerospace & Defense	527,050

	Automobiles – 2.5%

2,345	Daimler AG, (2)	225,464

	Banks – 9.3%

61,700	BOC Hong Kong Holdings Limited, (2)	239,714

2,920	JPMorgan Chase & Co.	184,719

3,433	Wells Fargo & Company	189,158

7,689	Westpac Banking Corporation, (2)	220,910
	Total Banks	834,501

	Beverages – 1.9%

1,822	PepsiCo, Inc.	173,309

	Biotechnology – 1.2%

3,342	Grifols SA., Class B Shares, (2)	108,479

	Communications Equipment – 1.8%

2,410	QUALCOMM, Inc.	163,880

	Consumer Finance – 1.7%

2,657	Discover Financial Services	154,026

	Containers & Packaging – 4.0%

18,093	Amcor Limited, (2)	192,620

2,396	Packaging Corp. of America	165,779
	Total Containers & Packaging	358,399

	Diversified Telecommunication Services – 3.9%

4,923	AT&T Inc.	170,533

131,487	HKT Trust and HKT Limited, (2)	176,462
	Total Diversified Telecommunication Services	346,995

	Electric Utilities – 4.1%

1,850	NextEra Energy Inc.	186,721

7,413	Scottish and Southern Energy PLC, (2)	175,641
	Total Electric Utilities	362,362

Nuveen Investments	5

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 2.5%

2,237	CVS Caremark Corporation	$222,112

	Health Care Equipment & Supplies – 1.5%

1,772	Medtronic, PLC	131,925

	Hotels, Restaurants & Leisure – 2.1%

10,485	Compass Group PLC, (2)	185,351

	Household Durables – 2.0%

1,016	Whirlpool Corporation	178,410

	Household Products – 3.7%

2,400	Colgate-Palmolive Company	161,472

1,876	Reckitt and Benckiser, (2)	166,972
	Total Household Products	328,444

	Insurance – 2.9%

2,962	Swiss Re AG, (2)	262,751

	IT Services – 1.9%

1,832	Accenture Limited, Class A Shares	169,735

	Machinery – 1.6%

9,100	Kubota Corporation, (2)	142,424

	Metals & Mining – 1.9%

6,697	BHP Billiton Limited, (2)	171,017

	Oil, Gas & Consumable Fuels – 6.8%

1,473	Chevron Corporation	163,591

3,142	Kinder Morgan, Inc.	134,949

1,701	Phillips 66	134,906

3,209	Total SA, (2)	173,767
	Total Oil, Gas & Consumable Fuels	607,213

	Personal Products – 1.8%

853	L’Oreal, (2)	162,787

	Pharmaceuticals – 9.3%

3,783	AbbVie Inc.	244,609

3,311	Novo Nordisk AS, Class B, (2)	185,882

7,136	Pfizer Inc.	242,124

1,522	Sanofi-Synthelabo, SA, (2)	154,925
	Total Pharmaceuticals	827,540

	Professional Services – 2.8%

7,406	Experian PLC, (2)	132,273

2,576	Nielsen Holdings N.V.	115,765
	Total Professional Services	248,038

6	Nuveen Investments

Shares	Description (1)			Value

	Road & Rail – 2.4%

1,985	Union Pacific Corporation			$210,867

	Software – 4.2%

4,098	Microsoft Corporation			199,327

2,265	SAP SE, (2)			171,155
	Total Software			370,482

	Technology Hardware, Storage & Peripherals – 4.0%

1,642	Apple, Inc.			205,496

5,542	EMC Corporation			149,135
	Total Technology Hardware, Storage & Peripherals			354,631

	Textiles, Apparel & Luxury Goods – 2.2%

2,697	VF Corporation			195,344

	Trading Companies & Distributors – 2.1%

15,525	Itochu Corporation, (2)			191,160

	Wireless Telecommunication Services – 4.1%

7,900	KDDI Corporation, (2)			186,933

50,242	Vodafone Group PLC, (2)			177,014
	Total Wireless Telecommunication Services			363,947
	Total Long-Term Investments (cost $7,424,069)			8,578,643

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.5%

	REPURCHASE AGREEMENTS – 2.5%

$221	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $220,903, collateralized by $220,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $226,325	0.000%	5/01/15	$220,903
	Short-Term Investments (cost $220,903)			220,903
	Total Investments (cost $7,644,972) – 98.6%			8,799,546
	Other Assets Less Liabilities – 1.4%			124,769
	Net Assets – 100%			$8,924,315

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

Nuveen Santa Barbara Global Dividend Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,576,345	$4,002,298	$—	$8,578,643
Short-Term Investments:
Repurchase Agreements	—	220,903	—	220,903
Total	$4,576,345	$4,223,201	$—	$8,799,546

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments was $7,680,616.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$1,228,999
Depreciation	(110,069)
Net unrealized appreciation (depreciation) of investments	$1,118,930

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2. information.

8	Nuveen Investments

Nuveen Santa Barbara International Dividend Growth Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.2%

	COMMON STOCKS – 97.2%

	Aerospace & Defense – 2.8%

1,299	Safran SA, (2)	$94,914

	Automobiles – 3.4%

1,165	Daimler AG, (2)	112,011

	Banks – 16.7%

26,500	BOC Hong Kong Holdings Limited, (2)	102,957

3,757	ForeningsSparbanken AB, (2)	87,360

8,041	HSBC Holdings PLC, (2)	80,326

14,700	Mitsubishi UFJ Financial Group Inc., (2), (WI/DD)	104,434

1,778	Toronto-Dominion Bank	82,084

3,479	Westpac Banking Corporation, (2)	99,954
	Total Banks	557,115

	Beverages – 2.9%

1,213	Heineken N.V., (2)	95,558

	Biotechnology – 1.6%

1,629	Grifols SA., Class B Shares, (2), (WI/DD)	52,876

	Chemicals – 4.9%

456	Linde AG, (2)	89,107

218	Syngenta AG, (2)	72,949
	Total Chemicals	162,056

	Containers & Packaging – 2.2%

6,931	Amcor Limited, (2)	73,788

	Electric Utilities – 5.3%

1,227	Red Electrica Corporacion SA, (2), (WI/DD)	102,976

3,074	Scottish and Southern Energy PLC, (2)	72,834
	Total Electric Utilities	175,810

	Energy Equipment & Services – 1.7%

3,696	Tenaris SA, (2)	56,749

	Food Products – 2.4%

1,113	Groupe Danone, (2)	80,539

	Hotels, Restaurants & Leisure – 3.5%

6,567	Compass Group PLC, (2)	116,090

	Household Products – 2.6%

960	Reckitt and Benckiser, (2)	85,444

Nuveen Investments	9

Nuveen Santa Barbara International Dividend Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 2.2%

1,190	Jardine Matheson Holdings Limited, (2)	$73,522

	Insurance – 2.9%

1,094	Swiss Re AG, (2)	97,046

	Machinery – 2.4%

5,200	Kubota Corporation, (2)	81,385

	Media – 3.1%

4,388	WPP Group PLC, (2)	102,335

	Metals & Mining – 2.5%

3,309	BHP Billiton Limited, (2)	84,500

	Oil, Gas & Consumable Fuels – 5.0%

4,094	BG Group PLC, (2)	74,157

1,695	Total SA, (2)	91,784
	Total Oil, Gas & Consumable Fuels	165,941

	Personal Products – 2.7%

469	L’Oreal, (2)	89,504

	Pharmaceuticals – 11.4%

746	Merck KGaA, (2)	80,423

976	Novartis AG, (2)	99,622

2,486	Novo Nordisk AS, Class B, (2)	139,566

604	Sanofi-Synthelabo, SA, (2)	61,481
	Total Pharmaceuticals	381,092

	Professional Services – 4.2%

3,648	Experian PLC, (2)	65,154

1,697	Nielsen Holdings N.V	76,263
	Total Professional Services	141,417

	Software – 2.1%

922	SAP SE, (2)	69,671

	Trading Companies & Distributors – 3.3%

9,000	Itochu Corporation, (2)	110,818

	Wireless Telecommunication Services – 5.4%

3,800	KDDI Corporation, (2), (WI/DD)	89,917

25,831	Vodafone Group PLC, (2)	91,007
	Total Wireless Telecommunication Services	180,924
	Total Long-Term Investments (cost $2,782,916)	3,241,105

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.1%

	REPURCHASE AGREEMENTS – 5.1%

$170	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $170,457, collateralized by $170,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $174,888	0.000%	5/01/15	$170,457
	Short-Term Investments (cost $170,457)			170,457
	Total Investments (cost $2,953,373) – 102.3%			3,411,562
	Other Assets Less Liabilities – (2.3)%			(77,981)
	Net Assets – 100%			$3,333,581

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$158,347	$3,082,758	$—	$3,241,105
Short-Term Investments:
Repurchase Agreements	—	170,457	—	170,457
Total	$158,347	$3,253,215	$—	$3,411,562

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments was $2,963,767.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$525,316
Depreciation	(77,521)
Net unrealized appreciation (depreciation) of investments	$447,795

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	11

Nuveen Tradewinds Emerging Markets Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.9%

	COMMON STOCKS – 96.7%

	Airlines – 2.0%

709,700	AirAsia Berhad	$452,343

	Automobiles – 2.8%

2,503	Hyundai Motor Co. Ltd, PFD, Non-Voting, (2)	276,672

8,747	Tata Motors Limited, Sponsored ADR	360,289
	Total Automobiles	636,961

	Banks – 13.0%

120,615	Akbank TüRk Anonim Sirketi, (2)	351,417

102,600	Bangkok Bank Public Company Limited, NVDR, (2)	574,284

512,313	Chinatrust Financial Holding Company Limited, (2)	398,771

4,427,507	FBN Holdings PLC, (2)	217,184

21,911	KB Financial Group Inc., (2)	835,561

69,176	Sberbank of Russia, Sponsored ADR, (2)	410,578

5,548	Shinhan Financial Group Company Limited, ADR	232,794
	Total Banks	3,020,589

	Capital Markets – 1.7%

7,202	Mirae Asset Securities Company Limited, (2)	397,230

	Chemicals – 3.4%

208,200	Fertilizantes Heringer S.A., (3)	247,384

68,612	UPL Limited, (2)	530,964
	Total Chemicals	778,348

	Construction & Engineering – 0.8%

177,125	Murray & Roberts Holdings Limited	195,792

	Diversified Telecommunication Services – 3.5%

45,941	KT Corporation, Sponsored ADR	669,360

112,595	Telecom Egypt SAE, (2)	144,987
	Total Diversified Telecommunication Services	814,347

	Electric Utilities – 1.5%

153,370	Power Grid Corporation of India Limited, (2)	342,868

	Electronic Equipment, Instruments & Components – 2.1%

166,000	Digital China Holdings Limited, (2)	256,107

19,019	Flextronics International Limited, (3)	219,194
	Total Electronic Equipment, Instruments & Components	475,301

12	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 15.2%

69,287	Adecoagro S.A., (3)	$672,777

76,900	BrasilAgro Cia Brasileira de Propriedades Agricolas	234,813

113,900	Grupo Lala S.A.B. de C.V., Class I, Series B	229,404

4,318	Industrias Bachoco S.A.B. de C.V., Class B	232,265

47,913	Kernal Holding SA, (2)	462,228

53,382	MHP SA, 144A, GDR, (2)	613,893

96,400	SLC Agricola SA	558,317

767,000	WH Group Limited, (2), (3)	535,357
	Total Food Products	3,539,054

	Gas Utilities – 1.4%

1,028,000	Perusahaan Gas Negara PT, Class B, (2)	324,023

	Health Care Providers & Services – 1.1%

95,200	Profarma Distribuidora de Produtos Farmaceuticos SA	257,199

	Hotels, Restaurants & Leisure – 2.0%

307,800	Hoteles City Express SA de CV, (3)	469,464

	Independent Power & Renewable Electricity Producers – 1.8%

78,000	China Resources Power Holdings Company Limited, (2)	236,302

956,000	Energy Development Corporation, (2)	173,383
	Total Independent Power & Renewable Electricity Producers	409,685

	Insurance – 5.5%

391,161	Cathay Financial Holding Company Limited, (2)	683,368

41,500	Ping An Insurance Group Company of China Limited, Class H, (2)	595,632
	Total Insurance	1,279,000

	Media – 3.5%

1,379,100	Media Prima Berhad	650,537

1,096	Naspers Limited, Class N, (2)	171,947
	Total Media	822,484

	Metals & Mining – 2.4%

64,706	Gerdau SA, Sponsored ADR, PFD	217,412

5,879	POSCO, Sponsored ADR	347,331
	Total Metals & Mining	564,743

	Oil, Gas & Consumable Fuels – 9.1%

199,800	Bankers Petroleum Limited, (3)	594,515

278,000	CNOOC Limited, (2)	472,606

39,410	Gazprom OAO, Sponsored ADR, (2)	230,901

65,702	Petrobras Energia S.A., Sponsored ADR, Class B	464,513

11,686	YPF S.A., Sponsored ADR, Class D	356,890
	Total Oil, Gas & Consumable Fuels	2,119,425

Nuveen Investments	13

Nuveen Tradewinds Emerging Markets Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals – 1.9%

650,500	United Laboratories International Holdings Ltd, (2)	$439,678

	Real Estate Management & Development – 5.0%

43,114	Cresud S.A., Sponsored ADR	566,949

271,200	Emaar Properties PJSC, (2)	601,381
	Total Real Estate Management & Development	1,168,330

	Semiconductors & Semiconductor Equipment – 4.0%

8,263	SK Hynix Inc., (2)	353,533

23,573	Taiwan Semiconductor Manufacturing Company Limited, Sponsored ADR	576,124
	Total Semiconductors & Semiconductor Equipment	929,657

	Specialty Retail – 1.1%

10,321	Cashbuild Limited	242,308

	Technology Hardware, Storage & Peripherals – 4.1%

452	Samsung Electronics Company Limited, (2)	592,958

358	Samsung Electronics Company Limited, PFD, Non-Voting, (2)	363,260
	Total Technology Hardware, Storage & Peripherals	956,218

	Textiles, Apparel & Luxury Goods – 0.1%

8,439,000	China Hongxing Sports Limited, (4)	22,896

	Water Utilities – 1.3%

313,000	Manila Water Company	173,967

288,000	Sound Global Limited, (3), (4)	130,055
	Total Water Utilities	304,022

	Wireless Telecommunication Services – 6.4%

74,722	Bharti AirTel Limited, (2)	448,486

16,000	China Mobile Limited, (2)	228,120

2,987	Millicom International Cellular SA, Swedish DR (2)	233,036

52,523	Turkcell Iletisim Hizmetleri A.S., ADR	580,904
	Total Wireless Telecommunication Services	1,490,546
	Total Common Stocks (cost $23,109,095)	22,452,511

Shares	Description (1)	Value

	WARRANTS – 1.2%

54,020	Vietnam Dairy Products JSC, LEPO, (2)	$287,805
	Total Warrants (cost $263,743)	287,805
	Total Long-Term Investments (cost $23,372,838)	22,740,316
	Other Assets Less Liabilities – 2.1% (5)	479,612
	Net Assets – 100%	$23,219,928

14	Nuveen Investments

Investments in Derivatives as of April 30, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
State Street Bank	Brazilian Real	3,626	U.S. Dollar	1,235	5/04/15	$31
State Street Bank	Brazilian Real	10,974	U.S. Dollar	3,736	5/04/15	94
State Street Bank	Brazilian Real	276,724	U.S. Dollar	93,706	5/04/15	1,862
State Street Bank	Malaysian Ringgit	657,377	U.S. Dollar	184,387	5/05/15	(192)
State Street Bank	Malaysian Ringgit	398,140	U.S. Dollar	111,674	5/05/15	(116)
State Street Bank	Philippine Peso	758,910	U.S. Dollar	17,143	5/04/15	100
State Street Bank	Thai Baht	3,337,368	U.S. Dollar	102,154	5/06/15	914
State Street Bank	United Arab Emirates Dirham	485,313	U.S. Dollar	132,130	5/04/15	(2)
						$2,691

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$9,802,845	$12,496,715	$152,951	$22,452,511
Warrants	—	287,805	—	287,805
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	2,691	—	2,691
Total	$9,802,845	$12,787,211	$152,951	$22,743,007
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$890,443	$—	$535,356	$(890,443)	$—	$(535,356)

Nuveen Investments	15

Nuveen Tradewinds Emerging Markets Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $25,478,659.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$3,386,217
Depreciation	(6,124,560)
Net unrealized appreciation (depreciation) of investments	$(2,738,343)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1993, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DR	Depositary Receipt

GDR	Global Depositary Receipt

LEPO	Low Exercise Price Option

NVDR	Non-Voting Depositary Receipt

16	Nuveen Investments

Nuveen Tradewinds Global All-Cap Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 99.4%

	Airlines – 2.0%

4,054,200	AirAsia Berhad	$2,584,033

	Auto Components – 1.6%

72,600	Goodyear Tire & Rubber Company	2,059,299

	Automobiles – 2.1%

74,799	General Motors Company	2,622,453

	Banks – 7.5%

58,300	Citigroup Inc.	3,108,556

61,052	KB Financial Group Inc., ADR	2,327,913

246,300	Royal Bank of Scotland Group PLC, (2), (3)	1,276,086

633,300	Sumitomo Mitsui Trust Holdings Inc., (2)	2,787,748
	Total Banks	9,500,303

	Capital Markets – 3.6%

228,327	UBS Group AG	4,582,523

	Commercial Services & Supplies – 3.9%

196,482	Cape PLC	799,239

37,347	ISS AS, (2)	1,261,541

382,700	Mitie Group PLC, (2)	1,678,766

610,714	Rentokil Initial PLC, (2)	1,256,070
	Total Commercial Services & Supplies	4,995,616

	Communications Equipment – 1.8%

80,584	Cisco Systems, Inc.	2,323,237

	Diversified Telecommunication Services – 6.1%

146,500	KT Corporation, Sponsored ADR	2,134,505

22,600	Nippon Telegraph and Telephone Corporation, (2)	1,526,064

121,443	Telefonica SA, (2), (3)	1,848,416

99,751	Telenor ASA, (2)	2,252,893
	Total Diversified Telecommunication Services	7,761,878

	Electronic Equipment, Instruments & Components – 5.6%

1,338,000	Digital China Holdings Limited, (2)	2,064,286

146,148	Ingram Micro, Inc., Class A, (3)	3,677,084

23,362	Tech Data Corporation, (3)	1,316,916
	Total Electronic Equipment, Instruments & Components	7,058,286

Nuveen Investments	17

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – 0.7%

148,296	Aker Solutions ASA, (2)	$902,798

	Food & Staples Retailing – 2.6%

29,568	Andersons, Inc.	1,262,258

596,278	Tesco PLC, (2)	2,009,855
	Total Food & Staples Retailing	3,272,113

	Food Products – 14.6%

205,676	Adecoagro SA, (3)	1,997,114

27,500	Archer-Daniels-Midland Company	1,344,200

23,801	Bunge Limited	2,055,692

94,127	Dean Foods Company	1,529,564

30,290	Ingredion Inc.	2,405,026

182,900	Scandi Standard AB, (2)	1,068,922

146,902	Tate and Lyle PLC	1,345,075

81,093	Tyson Foods, Inc., Class A	3,203,174

4,968,000	WH Group Limited, (2), (3)	3,467,603
	Total Food Products	18,416,370

	Health Care Providers & Services – 1.3%

15,010	Aetna Inc.	1,604,119

	Independent Power & Renewable Electricity Producers – 3.3%

213,949	AES Corporation	2,834,824

51,210	NRG Energy Inc.	1,292,540
	Total Independent Power & Renewable Electricity Producers	4,127,364

	Insurance – 9.7%

192,718	Aegon N.V., (2)	1,520,525

80,104	American International Group, Inc.	4,509,054

41,798	Axis Capital Holdings Limited	2,176,004

144,300	MS&AD Insurance Group Holdings, Inc., (2)	4,129,438
	Total Insurance	12,335,021

	Marine – 1.1%

71,360	Stolt-Nielsen Limited	1,331,538

	Media – 1.9%

107,400	Time Inc.	2,451,942

	Metals & Mining – 2.1%

49,083	Freeport-McMoRan, Inc.	1,142,161

6,475	POSCO, (2)	1,525,274
	Total Metals & Mining	2,667,435

	Oil, Gas & Consumable Fuels – 6.9%

33,612	Apache Corporation	2,299,061

18	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

891,502	Bankers Petroleum Limited, (3)	$2,652,708

76,482	Royal Dutch Shell PLC, Class B Shares, (2)	2,448,632

41,587	YPF S.A., Sponsored ADR	1,270,067
	Total Oil, Gas & Consumable Fuels	8,670,468

	Pharmaceuticals – 9.6%

24,119	Ipsen SA, (2)	1,385,106

11,175	Novartis AG, (2)	1,140,656

36,000	Pfizer Inc.	1,221,480

9,105	Roche Holdings AG, (2)	2,605,442

24,525	Sanofi, SA, (2)	2,496,410

54,725	Teva Pharmaceutical Industries Limited	3,306,485
	Total Pharmaceuticals	12,155,579

	Real Estate Management & Development – 1.7%

263,700	City Developments Limited, (2)	2,121,716

	Software – 2.9%

82,731	Oracle Corporation	3,608,726

	Specialty Retail – 2.3%

32,260	Best Buy Co., Inc.	1,117,809

322,300	Kingfisher PLC, (2)	1,731,566
	Total Specialty Retail	2,849,375

	Technology Hardware, Storage & Peripherals – 2.4%

2,357	Samsung Electronics Company Limited, (2)	3,092,039

	Textiles, Apparel & Luxury Goods – 0.1%

31,950,000	China Hongxing Sports Limited, (4)	86,684

	Water Utilities – 1.1%

247,115	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (3)	1,455,507

	Wireless Telecommunication Services – 0.9%

102,500	Turkcell Iletisim Hizmetleri A.S., ADR	1,133,650
	Total Long-Term Investments (cost $113,805,878)	125,770,072

Nuveen Investments	19

Nuveen Tradewinds Global All-Cap Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.7%

	REPURCHASE AGREEMENTS – 1.7%

$2,080	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $2,079,862, collateralized by $2,065,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $2,124,369	0.000%	5/01/15	$2,079,862
	Total Short-Term Investments (cost $2,079,862)			2,079,862
	Total Investments (cost $115,885,740) – 101.1%			127,849,934
	Other Assets Less Liabilities – (1.1)%			(1,334,526)
	Net Assets – 100%			$126,515,408

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$78,085,536	$47,597,852	$86,684	$125,770,072
Short-Term Investments:
Repurchase Agreements	—	2,079,862	—	2,079,862
Total	$78,085,536	$49,677,714	$86,684	$127,849,934

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$4,714,810	$(1,068,922)	$4,536,525	$(4,714,810)	$—	$(3,467,603)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

20	Nuveen Investments

As of April 30, 2015, the cost of investments was $119,256,163.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$19,566,166
Depreciation	(10,972,395)
Net unrealized appreciation (depreciation) of investments	$8,593,771

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

ADR	American Depositary Receipt

Nuveen Investments	21

Nuveen Tradewinds International Value Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.8%

	COMMON STOCKS – 97.8%

	Aerospace & Defense – 1.6%

76,816	Thales SA, (2)	$4,676,235

	Automobiles – 2.9%

35,899	Hyundai Motor Company, (2)	3,968,136

34,403	Toyota Motor Corporation, Sponsored ADR	4,782,705
	Total Automobiles	8,750,841

	Banks – 9.8%

644,097	HSBC Holdings PLC, (2)	6,434,205

527,867	ING Groep N.V., Ordinary Shares, (2)	8,098,292

109,233	KB Financial Group Inc., ADR	4,165,054

847,628	Royal Bank of Scotland Group PLC, (2), (3)	4,391,581

1,450,000	Sumitomo Mitsui Trust Holdings Inc., (2)	6,382,811
	Total Banks	29,471,943

	Beverages – 0.9%

185,829	Refresco Gerber N.V, (3)	2,860,702

	Capital Markets – 2.8%

412,465	UBS Group AG	8,278,173

	Chemicals – 2.9%

39,305	Agrium Inc.	4,073,177

82,188	Koninklijke DSM NV, (2)	4,687,230
	Total Chemicals	8,760,407

	Commercial Services & Supplies – 4.1%

448,000	Dai Nippon Printing Co., Ltd., (2)	4,628,107

226,452	ISS AS, (2)	7,649,304
	Total Commercial Services & Supplies	12,277,411

	Communications Equipment – 1.7%

467,793	Ericsson LM Telefonaktiebolaget, Sponsored ADR	5,108,300

	Diversified Financial Services – 1.5%

51,800	Groupe Bruxelles Lambert SA, (2)	4,547,102

	Diversified Telecommunication Services – 5.7%

258,114	Nippon Telegraph and Telephone Corporation, ADR	8,693,280

3,895,626	Telecom Italia S.p.A., (2)	3,749,125

206,766	Telenor ASA, (2)	4,669,845
	Total Diversified Telecommunication Services	17,112,250

22	Nuveen Investments

Shares	Description (1)	Value

	Electric Utilities – 1.4%

163,605	Electricite de France S.A, (2)	$4,162,907

	Electrical Equipment – 2.4%

119,400	Mabuchi Motor Company Limited, (2)	7,149,408

	Electronic Equipment, Instruments & Components – 3.0%

3,250,000	Digital China Holdings Limited, (2)	5,014,148

352,320	Flextronics International Limited, (3)	4,060,488
	Total Electronic Equipment, Instruments & Components	9,074,636

	Energy Equipment & Services – 0.9%

468,369	Aker Solutions ASA, (2)	2,851,342

	Food & Staples Retailing – 6.0%

226,843	Carrefour SA, (2)	7,821,295

115,300	Seven & I Holdings Co. Ltd., (2)	4,956,091

1,525,804	Tesco PLC, (2)	5,142,977
	Total Food & Staples Retailing	17,920,363

	Household Durables – 2.7%

238,600	Matsushita Electric Industrial Co., Ltd, (2)	3,417,675

311,500	Sekisui House, Ltd., (2)	4,828,455
	Total Household Durables	8,246,130

	Industrial Conglomerates – 1.9%

51,312	Siemens AG, (2)	5,581,817

	Insurance – 8.7%

656,320	Aegon N.V., (2)	5,178,298

180,437	Ageas, (2)	6,779,417

116,753	Axis Capital Holdings Limited	6,078,161

285,600	MS&AD Insurance Group Holdings, Inc., (2)	8,173,025
	Total Insurance	26,208,901

	Internet & Catalog Retail – 1.5%

1,745,959	Home Retail Group, (2)	4,461,513

	Machinery – 1.2%

158,729	Vallourec SA, (2)	3,742,959

	Media – 1.4%

133,263	Wolters Kluwer NV, (2)	4,317,394

	Metals & Mining – 1.3%

655,962	Glencore PLC, (2), (3)	3,116,192

128,959	Impala Platinum Holdings Limited, (2)	717,720
	Total Metals & Mining	3,833,912

Nuveen Investments	23

Nuveen Tradewinds International Value Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 5.5%

277,285	Cameco Corporation	$4,874,670

99,400	Canadian Natural Resources Limited	3,305,050

130,841	Royal Dutch Shell PLC, Class B Shares, ADR	8,451,020
	Total Oil, Gas & Consumable Fuels	16,630,740

	Personal Products – 2.1%

349,500	Shiseido Company, Limited, (2)	6,295,553

	Pharmaceuticals – 9.0%

181,811	GlaxoSmithKline PLC, (2)	4,199,228

138,796	H. Lundbeck A/S, (2)	2,699,720

15,799	Roche Holdings AG, (2)	4,520,964

82,587	Sanofi, SA, (2)	8,406,564

118,614	Teva Pharmaceutical Industries Limited, Sponsored ADR	7,166,658
	Total Pharmaceuticals	26,993,134

	Professional Services – 1.7%

58,376	Manpower Group	4,981,224

	Real Estate Management & Development – 2.6%

582,000	City Developments Limited, (2)	4,682,741

406,000	Henderson Land Development Company Limited, (2)	3,265,397
	Total Real Estate Management & Development	7,948,138

	Semiconductors & Semiconductor Equipment – 1.3%

56,900	Rohm Company Limited, (2)	3,946,856

	Software – 1.1%

43,033	SAP SE, (2)	3,251,788

	Technology Hardware, Storage & Peripherals – 3.2%

125,900	Fuji Photo Film Co., Ltd., (2)	4,742,280

4,742	Samsung Electronics Company Limited, (2)	4,811,666
	Total Technology Hardware, Storage & Peripherals	9,553,946

	Textiles, Apparel & Luxury Goods – 1.5%

407,000	Wacoal Holdings Corporation, (2)	4,523,209

	Tobacco – 1.4%

121,000	Japan Tobacco Inc., (2)	4,225,425

	Wireless Telecommunication Services – 2.1%

209,994	SK Telecom Company Limited, Sponsored ADR	6,226,322
	Total Long-Term Investments (cost $228,293,226)	293,970,981

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

	REPURCHASE AGREEMENTS – 2.4%

$7,084	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $7,084,330, collateralized by $7,025,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $7,226,969	0.000%	5/01/15	$7,084,330
	Total Short-Term Investments (cost $7,084,330)			7,084,330
	Total Investments (cost $235,377,556) – 100.2%			301,055,311
	Other Assets Less Liabilities – (0.2)%			(571,050)
	Net Assets – 100%			$300,484,261

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$83,104,984	$210,865,997	$—	$293,970,981
Short-Term Investments:
Repurchase Agreements	—	7,084,330	—	7,084,330
Total	$83,104,984	$217,950,327	$—	$301,055,311

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments was $254,663,359.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$75,695,353
Depreciation	(29,303,401)
Net unrealized appreciation (depreciation) of investments	$46,391,952

Nuveen Investments	25

Nuveen Tradewinds International Value Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

26	Nuveen Investments

Nuveen Tradewinds Japan Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 94.9%

	COMMON STOCKS – 94.9%

	Automobiles – 1.7%

1,160	Toyota Motor Corporation, Sponsored ADR	$161,263

	Banks – 3.8%

11,000	Chiba Bank Limited, (2)	90,403

62,000	Sumitomo Mitsui Trust Holdings Inc., (2)	272,920
	Total Banks	363,323

	Beverages – 2.2%

15,600	Kirin Holdings Co., Ltd., (2)	206,485

	Building Products – 1.8%

8,100	LIXIL Group Corp., (2), (WI/DD)	168,833

	Capital Markets – 2.4%

28,000	Daiwa Securities Group Inc., (2)	232,283

	Chemicals – 1.9%

21,000	Chugoku Marine Paints Limited, (2), (WI/DD)	181,956

	Commercial Services & Supplies – 5.3%

13,000	Dai Nippon Printing Co., Ltd., (2)	134,298

10,800	Duskin Company Limited, (2)	185,133

2,600	Secom Company Limited, (2), (WI/DD)	184,266
	Total Commercial Services & Supplies	503,697

	Construction & Engineering – 1.4%

20,000	Obayashi Corporation, (2)	133,589

	Consumer Finance – 1.4%

7,200	Credit Saison Company Limited, (2)	136,151

	Containers & Packaging – 1.8%

10,600	Toyo Seikan Group Holdings, (2)	167,615

	Diversified Telecommunication Services – 2.7%

7,569	Nippon Telegraph and Telephone Corporation, ADR	254,924

	Electrical Equipment – 2.6%

4,200	Mabuchi Motor Company Limited, (2), (WI/DD)	251,487

	Electronic Equipment, Instruments & Components – 5.6%

33,900	Japan Display Inc., (2), (3)	139,259

3,000	Kyocera Corporation, (2), (WI/DD)	156,604

28,500	Sanshin Electronics Company Limited, (2), (WI/DD)	234,652
	Total Electronic Equipment, Instruments & Components	530,515

Nuveen Investments	27

Nuveen Tradewinds Japan Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 2.9%

6,400	Seven & I Holdings Co. Ltd., (2), (WI/DD)	$275,100

	Food Products – 2.8%

6,000	NH Foods Ltd., (2)	131,091

3,900	Toyo Suisan Kaisha Limited, (2)	136,462
	Total Food Products	267,553

	Health Care Providers & Services – 1.2%

3,300	Tokai Corporation, (2), (WI/DD)	110,372

	Household Durables – 4.6%

17,759	Panasonic Corporation, Sponsored ADR, (2)	253,776

11,800	Sekisui House, Ltd., (2)	182,908
	Total Household Durables	436,684

	Insurance – 4.8%

9,700	MS&AD Insurance Group Holdings, Inc., (2)	277,585

5,600	Sompo Japan Nipponkoa Holdings Inc., (2)	182,951
	Total Insurance	460,536

	IT Services – 3.2%

5,000	TKC Corporation, (2), (WI/DD)	119,418

20,900	Zuken Inc., (2), (WI/DD)	187,012
	Total IT Services	306,430

	Leisure Products – 1.5%

3,700	Sankyo Company Ltd, (2)	140,143

	Machinery – 1.5%

30,000	Japan Steel Works Limited, (2)	138,447

	Media – 3.1%

12,700	Hakuhodo DY Holdings Inc., (2)	135,911

8,900	TV Asahi Corporation, (2), (WI/DD)	164,225
	Total Media	300,136

	Oil, Gas & Consumable Fuels – 2.5%

53,700	JX Holdings Inc., (2)	233,846

	Personal Products – 4.5%

3,700	KAO Corporation, (2)	177,189

13,700	Shiseido Company, Limited, (2), (WI/DD)	246,778
	Total Personal Products	423,967

	Pharmaceuticals – 7.3%

10,300	Astellas Pharma Inc., (2), (WI/DD)	160,378

4,600	Kissei Pharmaceuticals Company Limited, (2), (WI/DD)	136,533

10,800	Mitsubishi Tanabe Pharma Corporation, (2), (WI/DD)	183,763

28	Nuveen Investments

Shares	Description (1)			Value

	Pharmaceuticals (continued)

6,900	Otsuka Holdings Company KK, (2)			$217,795
	Total Pharmaceuticals			698,469

	Real Estate Management & Development – 1.5%

6,200	Daiwa House Industry Company Limited, (2)			138,415

	Road & Rail – 0.9%

1,000	East Japan Railway Company, (2)			88,387

	Semiconductors & Semiconductor Equipment – 2.0%

2,700	Rohm Company Limited, (2)			187,285

	Specialty Retail – 3.1%

7,500	Chiyoda Company Limited, (2)			160,312

7,900	Xebio Company Limited, (2)			139,440
	Total Specialty Retail			299,752

	Technology Hardware, Storage & Peripherals – 1.9%

4,854	FujiFilm Holdings Corporation, ADR, (2)			183,947

	Textiles, Apparel & Luxury Goods – 1.9%

16,000	Wacoal Holdings Corporation, (2)			177,817

	Tobacco – 2.4%

6,600	Japan Tobacco Inc., (2)			230,478

	Trading Companies & Distributors – 2.4%

16,600	Mitsui & Company Limited, (2)			232,170

	Transportation Infrastructure – 1.4%

13,000	Kamigumi Company Limited, (2)			130,158

	Wireless Telecommunication Services – 2.9%

15,678	NTT DoCoMo Inc., Sponsored ADR			277,657
	Total Long-Term Investments (cost $7,993,047)			9,029,870

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.1%

	REPURCHASE AGREEMENTS – 4.1%

$395	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $394,822, collateralized by $395,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $406,356	0.000%	5/01/15	$394,822
	Total Short-Term Investments (cost $394,822)			394,822
	Total Investments (cost $8,387,869) – 99.0%			9,424,692
	Other Assets Less Liabilities – 1.0%			95,463
	Net Assets – 100%			$9,520,155

Nuveen Investments	29

Nuveen Tradewinds Japan Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$693,844	$8,336,026	$—	$9,029,870
Short-Term Investments:
Repurchase Agreements	—	394,822	—	394,822
Total	$693,844	$8,730,848	$—	$9,424,692

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments was $8,649,194.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$1,057,866
Depreciation	(282,368)
Net unrealized appreciation (depreciation) of investments	$775,498

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

30	Nuveen Investments

Nuveen Winslow Large-Cap Growth Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.7%

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 1.6%

176,800	Honeywell International Inc.	$17,842,656

	Airlines – 1.6%

399,900	Delta Air Lines, Inc.	17,851,536

	Automobiles – 0.2%

10,970	Tesla Motors Inc., (2)	2,479,769

	Banks – 1.0%

206,100	Wells Fargo & Company	11,356,110

	Biotechnology – 10.0%

86,080	Alexion Pharmaceuticals Inc., (2)	14,567,318

108,000	Amgen Inc.	17,054,280

55,490	Biogen Inc., (2)	20,749,376

247,910	Celgene Corporation, (2)	26,789,155

191,700	Gilead Sciences, Inc.	19,267,767

111,295	Vertex Pharmaceuticals Inc., (2)	13,720,448
	Total Biotechnology	112,148,344

	Capital Markets – 2.2%

32,480	BlackRock Inc.	11,820,771

339,100	Morgan Stanley	12,651,821
	Total Capital Markets	24,472,592

	Chemicals – 5.4%

102,400	Ecolab Inc.	11,466,752

72,900	LyondellBasell Industries NV	7,546,608

215,600	Monsanto Company	24,569,776

59,100	PPG Industries, Inc.	13,094,196

12,525	Sherwin-Williams Company	3,481,950
	Total Chemicals	60,159,282

	Energy Equipment & Services – 0.9%

102,300	Schlumberger Limited	9,678,603

	Food & Staples Retailing – 2.4%

70,400	Costco Wholesale Corporation	10,070,720

166,400	CVS Caremark Corporation	16,521,856
	Total Food & Staples Retailing	26,592,576

Nuveen Investments	31

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 1.1%

158,650	Medtronic, PLC	$11,811,493

	Health Care Providers & Services – 5.2%

344,250	Envision Healthcare Holdings Inc., (2)	13,067,730

115,830	McKesson Corp.	25,876,422

173,400	UnitedHealth Group Incorporated	19,316,760
	Total Health Care Providers & Services	58,260,912

	Health Care Technology – 1.2%

144,200	Cerner Corporation, (2)	10,355,002

98,292	Inovalon Holdings, Inc., Class A, (2)	2,481,873
	Total Health Care Technology	12,836,875

	Hotels, Restaurants & Leisure – 4.4%

18,000	Chipotle Mexican Grill, (2)	11,184,120

655,000	Hilton Worldwide Holdings Inc., (2)	18,968,800

380,600	Starbucks Corporation	18,870,148
	Total Hotels, Restaurants & Leisure	49,023,068

	Industrial Conglomerates – 1.0%

130,100	Danaher Corporation	10,652,588

	Internet & Catalog Retail – 5.8%

64,670	Amazon.com, Inc., (2)	27,276,513

103,800	CTRIP.com, ADR, (2)	6,609,984

10,375	NetFlix.com Inc., (2)	5,773,688

20,260	The Priceline Group Inc., (2)	25,078,031
	Total Internet & Catalog Retail	64,738,216

	Internet Software & Services – 13.3%

130,100	Alibaba Group Holding Limited, Sponsored ADR (2)	10,575,829

78,760	Baidu Inc., Sponsored ADR, (2)	15,774,053

54,465	CoStar Group, Inc., (2)	11,134,280

287,000	eBay Inc., (2)	16,720,620

362,000	Facebook Inc., Class A, (2)	28,514,740

40,240	Google Inc., Class A, (2)	22,082,505

40,642	Google Inc., Class C, (2)	21,838,686

88,300	LinkedIn Corporation, Class A, (2)	22,263,079
	Total Internet Software & Services	148,903,792

	IT Services – 7.1%

217,700	Cognizant Technology Solutions Corporation, Class A, (2)	12,744,158

255,900	MasterCard, Inc.	23,084,739

662,700	Visa Inc.	43,771,335
	Total IT Services	79,600,232

32	Nuveen Investments

Shares	Description (1)	Value

	Media – 4.8%

224,250	Liberty Global PLC Class C, (2)	$11,313,413

594,800	Twenty First Century Fox Inc., Class A	20,270,784

205,100	Walt Disney Company	22,298,472
	Total Media	53,882,669

	Multiline Retail – 1.1%

161,600	Dollar General Corporation	11,749,936

	Oil, Gas & Consumable Fuels – 0.6%

113,900	Range Resources Corporation	7,239,484

	Pharmaceuticals – 2.0%

59,540	Valeant Pharmaceuticals International, (2)	12,916,010

220,900	Zoetis Incorporated	9,812,378
	Total Pharmaceuticals	22,728,388

	Real Estate Investment Trust – 1.8%

211,400	American Tower Corporation, REIT	19,983,642

	Road & Rail – 3.4%

356,700	Union Pacific Corporation	37,892,241

	Semiconductors & Semiconductor Equipment – 2.2%

263,800	ARM Holdings PLC, Sponsored ADR	13,451,162

204,700	Texas Instruments Incorporated	11,096,787
	Total Semiconductors & Semiconductor Equipment	24,547,949

	Software – 6.4%

324,700	Adobe Systems Incorporated, (2)	24,696,680

259,600	Mobileye NV, (2)	11,645,656

166,700	Salesforce.com, Inc., (2)	12,139,094

105,500	ServiceNow Inc., (2)	7,897,730

103,050	Splunk Inc., (2)	6,836,852

92,500	Workday Inc., Class A, (2)	8,436,925
	Total Software	71,652,937

	Specialty Retail – 2.4%

140,700	Home Depot, Inc.	15,052,086

79,650	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	12,034,319
	Total Specialty Retail	27,086,405

	Technology Hardware, Storage & Peripherals – 5.5%

494,890	Apple, Inc.	61,935,484

	Textiles, Apparel & Luxury Goods – 2.5%

280,300	Nike, Inc., Class B	27,704,852

	Wireless Telecommunication Services – 1.6%

156,200	SBA Communications Corporation, (2)	18,091,084
	Total Long-Term Investments (cost $728,941,845)	1,102,903,715

Nuveen Investments	33

Nuveen Winslow Large-Cap Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.0%

	REPURCHASE AGREEMENTS – 1.0%

$11,093	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $11,093,367, collateralized by $11,000,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $11,316,250	0.000%	5/01/15	$11,093,367
	Total Short-Term Investments (cost $11,093,367)			11,093,367
	Total Investments (cost $740,035,212) – 99.7%			1,113,997,082
	Other Assets Less Liabilities – 0.3%			3,070,612
	Net Assets – 100%			$1,117,067,694

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,102,903,715	$—	$—	$1,102,903,715
Short-Term Investments:
Repurchase Agreements	—	11,093,367	—	11,093,367
Total	$1,102,903,715	$11,093,367	$—	$1,113,997,082

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments was $741,943,941.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$375,316,307
Depreciation	(3,263,166)
Net unrealized appreciation (depreciation) of investments	$372,053,141

34	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

Nuveen Investments	35

Nuveen Global Growth Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.0%

	COMMON STOCKS – 96.0%

	Air Freight & Logistics – 0.5%

1,197	Atlas Air Worldwide Holdings Inc., (2)	$58,342

	Airlines – 1.2%

3,283	Delta Air Lines, Inc.	146,553

	Auto Components – 1.7%

2,509	Delphi Automotive PLC	208,247

	Automobiles – 0.7%

389	Tesla Motors Inc., (2)	87,933

	Banks – 4.2%

85,000	Bank of China Limited, (3)	58,242

19,500	China Merchants Bank Company, Limited, (3)	58,906

62,000	Chongqing Rural Commercial Bank Company Limited, (3)	55,703

4,246	Commerzbank AG, (2), (3)	57,282

25,413	IntesaSanpaolo SpA, (3)	85,375

936	Signature Bank, (2)	125,508

533	SVB Financial Group, (2)	70,761
	Total Banks	511,777

	Beverages – 2.4%

2,076	Constellation Brands, Inc., Class A	240,691

3,122	Refresco Gerber N.V, (2)	48,061
	Total Beverages	288,752

	Biotechnology – 3.1%

252	Alexion Pharmaceuticals Inc., (2)	42,646

1,381	Alkermes PLC, (2)	76,466

503	Alnylam Pharmaceuticals, Inc., (2)	51,241

474	Bluebird Bio Inc., (2)	63,132

211	Intercept Pharmaceuticals Incorporated, (2)	53,343

5,380	Swedish Orphan Biovitrum AB, (2), (3)	86,466
	Total Biotechnology	373,294

	Building Products – 0.5%

9,300	Dirtt Environmental Solutions Limited, (2)	60,818

	Capital Markets – 2.7%

7,699	Anima Holding S.p.A, (3)	68,549

1,491	Avanza Bank Holding AB, (3)	64,231

171,000	China Cinda Asset Management Company Limited, (3)	101,039

36	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets (continued)

366	Leonteq AG, (3)	$62,732

1,054	Virtu Financial, Inc., Class A Shares, (2)	22,545
	Total Capital Markets	319,096

	Chemicals – 0.5%

134,000	Dongyue Group, (3)	56,927

	Communications Equipment – 1.5%

1,183	Palo Alto Networks, Incorporated, (2)	174,753

	Construction Materials – 0.7%

19,500	Anhui Conch Cement Company Limited, Class H Shares, (3)	78,969

	Consumer Finance – 0.8%

1,219	Ferratum Oyj, (2)	33,959

7,364	Hoist Finance AB, (2)	57,660
	Total Consumer Finance	91,619

	Containers & Packaging – 0.5%

817	Samsung Life & Science Company, Limited, (2), (3)	63,205

	Diversified Consumer Services – 0.6%

4,970	LifeLock, Incorporated, (2)	72,612

	Diversified Financial Services – 1.6%

4,300	Element Financial Corporation, (2)	61,658

1,500	Hong Kong Exchanges and Clearing Limited, (3)	57,180

4,600	Orix Corporation, (3)	70,741
	Total Diversified Financial Services	189,579

	Diversified Telecommunication Services – 0.5%

52,075	Telecom Italia S.p.A., (2), (3)	61,462

	Electrical Equipment – 2.6%

188,000	Jiangnan Group Limited, (3)	60,228

1,359	Rockwell Automation, Inc.	161,177

2,015	Vesta Wind Systems A/S, (3)	91,395
	Total Electrical Equipment	312,800

	Electronic Equipment, Instruments & Components – 2.4%

2,400	Alps Electric Company, Limited, (3)	59,617

2,510	Cognex Corporation	112,674

100	Keyence Corporation, (3)	53,385

2,400	Topcon Corporation, (3)	62,416
	Total Electronic Equipment, Instruments & Components	288,092

	Energy Equipment & Services – 0.7%

3,505	Superior Energy Services, Inc.	89,378

Nuveen Investments	37

Nuveen Global Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 2.0%

1,500	Ain Pharmaciez Inc., (3)	$52,921

1,500	Alimentation Couche-Tard B Shares	57,414

1,162	Kroger Co.	80,073

785	United Natural Foods Inc., (2)	52,956
	Total Food & Staples Retailing	243,364

	Food Products – 4.3%

2,003	Hain Celestial Group Inc., (2)	120,661

3,854	Mondelez International Inc.	147,878

22,980	Universal Robina Corporation, (3)	112,064

3,091	WhiteWave Foods Company, (2)	135,911
	Total Food Products	516,514

	Gas Utilities – 0.4%

157,900	Perusahaan Gas Negara PT, (3)	49,770

	Health Care Equipment & Supplies – 1.6%

936	DexCom, Inc., (2)	63,246

2,176	Insulet Corporation, (2)	64,954

1,100	Sysmex Corporation, (3)	60,865
	Total Health Care Equipment & Supplies	189,065

	Health Care Providers & Services – 1.2%

2,025	Acadia Healthcare Company Inc., (2)	138,713

	Hotels, Restaurants & Leisure – 3.4%

3,354	Carnival Corporation	147,475

112	Chipotle Mexican Grill, (2)	69,590

1,700	H.I.S. Company Limited, (3)	56,665

4,550	Hilton Worldwide Holdings Inc., (2)	131,768
	Total Hotels, Restaurants & Leisure	405,498

	Household Durables – 2.0%

675	Harman International Industries Inc.	88,007

68,000	Skyworth Digital Holdings Limited, (3)	60,402

3,004	Sony Corporation, Sponsored ADR	90,811
	Total Household Durables	239,220

	Independent Power & Renewable Electricity Producers – 0.7%

155,000	CGN Power Company, Limited, (3)	86,534

	Insurance – 1.8%

2,316	AXA, (3)	58,562

7,000	Ping An Insurance (Group) Company of China Limited, (3)	100,468

2,373	Prudential Corporation PLC, (3)	59,082
	Total Insurance	218,112

38	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 2.0%

2,065	JD.com Inc., ADR, (2)	$69,301

3,300	Rakuten Inc., (3)	57,652

3,722	Zalando SE, (2)	113,968
	Total Internet & Catalog Retail	240,921

	Internet Software & Services – 7.0%

1,897	Akamai Technologies, Inc., (2)	139,961

15,009	Auto Trader Group PLC, (2)	62,666

258	Baidu Inc., ADR, (2)	51,672

2,215	Criteo SA, Sponsored ADR, (2)	91,834

3,536	Facebook Inc., Class A Shares, (2)	278,531

10,717	Just Eat PLC, (2), (3)	75,153

7,241	SouFun Holdings Limited, ADR	59,883

1,837	United Internet AG, (3)	82,130
	Total Internet Software & Services	841,830

	IT Services – 2.8%

3,755	Visa Inc.	248,018

2,103	WireCard AG, (3)	92,362
	Total IT Services	340,380

	Leisure Equipment & Products – 0.6%

3,600	Performance Sports Group Limited, (2)	73,080

	Life Sciences Tools & Services – 2.3%

238	Eurofins Scientific, (3)	67,041

848	ICON plc, (2)	54,560

821	Illumina Inc., (2)	151,269
	Total Life Sciences Tools & Services	272,870

	Machinery – 1.7%

2,536	Arcam AB, (2), (3)	39,509

30,626	Grupo Rotoplas SAB de CV, (2)	55,914

834	WABCO Holdings Inc.	103,791
	Total Machinery	199,214

	Media – 5.4%

12,612	Entertainment One Limited, (3)	60,756

15,271	ITV PLC, (3)	59,290

1,691	JC Decaux SA, (3)	66,801

1,793	Lions Gate Entertainment Corporation, Equity	55,601

12,679	Mediaset SpA, (3)	65,165

593	Naspers Limited, (3)	93,033

977	Schibsted ASA, (3)	60,788

Nuveen Investments	39

Nuveen Global Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Media (continued)

5,746	Twenty First Century Fox Inc., Class B Shares	$191,629
	Total Media	653,063

	Metals & Mining – 1.1%

27,000	Jiangxi Copper Company Limited, (3)	55,720

5,642	Stillwater Mining Company, (2)	75,772
	Total Metals & Mining	131,492

	Multiline Retail – 0.5%

3,900	Isetan Mitsukoshi Holdings Limited, (3)	63,101

	Oil, Gas & Consumable Fuels – 3.1%

1,265	Concho Resources Inc., (2)	160,225

4,435	Euronav SA, (3)	61,030

908	Pioneer Natural Resources Company	156,884
	Total Oil, Gas & Consumable Fuels	378,139

	Personal Products – 0.5%

1,300	KAO Corporation, (3)	62,256

	Pharmaceuticals – 3.5%

534	Actavis PLC, (2)	151,047

700	Concordia Healthcare Corporation	49,084

1,900	Novo Nordisk AS, Class B, (3)	106,667

742	Shire PLC, (3)	60,298

382	Taro Pharmaceuticals Industries Limited, (2)	53,713
	Total Pharmaceuticals	420,809

	Professional Services – 0.5%

2,100	TechnoPro Holdings, Inc., (3)	58,363

	Real Estate Management & Development – 3.8%

6,000	CK Hutchison Holdings Limited, (3)	129,999

3,682	Grand City Properties SA, (2), (3)	69,791

7,900	Hulic Company Limited, (3)	84,559

62,500	KWG Property Holding Limited, (3)	63,390

10,200	Leopalace 21 Corporation, (2), (3)	58,828

416,600	Summarecon Agung Tbk PT, (3)	56,917
	Total Real Estate Management & Development	463,484

	Road & Rail – 1.0%

328	CJ Korea Express Corporation, (2), (3)	62,570

664	Ryder System, Inc.	63,319
	Total Road & Rail	125,889

	Semiconductors & Semiconductor Equipment – 4.7%

1,146	Ambarella, Incorporated, (2)	83,830

40	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

3,475	ARM Holdings PLC, (3)	$59,045

1,320	Broadcom Corporation, Class A	58,351

1,370	Dialog Semiconductor PLC, (2), (3)	61,772

2,475	Eugene Technology Company Limited, (3)	37,148

1,009	ISC Company, Limited, (3)	40,403

794	NXP Semiconductors NV, (2)	76,319

1,768	SunPower Corporation, (2)	56,912

342	U-Blox AG, (3)	64,934

82,000	Xinyi Solar Holdings Limited, (3)	28,670
	Total Semiconductors & Semiconductor Equipment	567,384

	Software – 3.8%

3,700	Descartes Systems Group, Inc., (2)	55,600

1,985	Mobileye NV, (2)	89,047

1,480	ServiceNow Inc., (2)	110,793

858	Splunk Inc., (2)	56,924

1,502	Tableau Software Inc., Class A, (2)	146,956
	Total Software	459,320

	Specialty Retail – 2.0%

676	Grandvision BV, (2)	17,504

1,537	Home Depot, Inc.	164,427

6,110	Sports Direct International, (2), (3)	57,753
	Total Specialty Retail	239,684

	Technology Hardware, Storage & Peripherals – 0.4%

10,025	Tobii AB, (2), (3)	44,030

	Textiles, Apparel & Luxury Goods – 0.5%

635	Pandora A/S, (3)	65,635

	Thrifts & Mortgage Finance – 0.6%

752	BofI Holdings, Inc., (2)	69,041

	Trading Companies & Distributors – 1.4%

7,500	China Aircraft Leasing Group Holdings Limited, (2), (3)	13,037

1,660	United Rentals Inc., (2)	160,322
	Total Trading Companies & Distributors	173,359
	Total Long-Term Investments (cost $9,985,297)	11,564,342
	Other Assets Less Liabilities – 4.0% (4)	480,582
	Net Assets – 100%	$12,044,924

Nuveen Investments	41

Nuveen Global Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Investments in Derivatives as of April 30, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
State Street Bank	Japanese Yen	9,431,768	U.S. Dollar	79,089	5/08/15	$307

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$7,167,363	$4,396,979	$—	$11,564,342
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	307	—	307
Total	$7,167,363	$4,397,286	$—	$11,564,649
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $10,000,243.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$1,740,522
Depreciation	(176,423)
Net unrealized appreciation (depreciation) of investments	$1,564,099

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

ADR	American Depositary Receipt

42	Nuveen Investments

Nuveen International Growth Fund

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.4%

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 0.5%

29,997	Thales SA, (3)	$1,826,091

	Auto Components – 0.2%

15,017	Hella KGaA Hueck & Company, (3)	693,006

	Banks – 6.3%

224,777	Banca Popolare dell’Emilia Romagna Scrl, (3)	1,848,977

2,506,000	Bank of China Limited, (3)	1,717,119

1,035,000	China Merchants Bank Company, Limited, (3)	3,126,571

3,654,000	Chongqing Rural Commercial Bank Company Limited, (3)	3,282,893

250,728	Commerzbank AG, (2), (3)	3,382,544

1,203,468	Credito Valtellinese Scarl, (2), (3)	1,501,862

1,239,010	IntesaSanpaolo SpA, (3)	4,162,455

1,629,000	Shinsei Bank, Limited, (3)	3,333,442
	Total Banks	22,355,863

	Beverages – 1.1%

21,964	Pernod-Ricard SA, (3)	2,729,771

72,561	Refresco Gerber N.V, (2)	1,117,024
	Total Beverages	3,846,795

	Biotechnology – 1.7%

22,701	Genmab AS, (2), (3)	1,748,004

5,167	Medy-Tox Inc., (3)	1,786,246

157,942	Swedish Orphan Biovitrum AB, (2), (3)	2,538,402
	Total Biotechnology	6,072,652

	Building Products – 0.5%

276,600	Dirtt Environmental Solutions Limited, (2)	1,808,847

	Capital Markets – 5.0%

312,494	Anima Holding S.p.A, (3)	2,782,315

42,406	Aurelius AG, (3)	2,033,359

43,154	Avanza Bank Holding AB, (3)	1,859,026

9,128,000	China Cinda Asset Management Company Limited, (3)	5,393,449

22,116	Leonteq AG, (3)	3,790,650

29,193	Macquarie Group Limited, (3)	1,788,728
	Total Capital Markets	17,647,527

	Chemicals – 1.2%

3,923,000	Dongyue Group, (3)	1,666,610

Nuveen Investments	43

Nuveen International Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Chemicals (continued)

299,000	Toray Industries Inc., (3)	$2,599,100
	Total Chemicals	4,265,710

	Construction Materials – 1.2%

1,040,500	Anhui Conch Cement Company Limited, Class H Shares, (3)	4,213,686

	Consumer Finance – 0.8%

35,659	Ferratum Oyj, (2)	993,385

215,815	Hoist Finance AB, (2)	1,689,828
	Total Consumer Finance	2,683,213

	Containers & Packaging – 0.5%

23,926	Samsung Life & Science Company, Limited, (2), (3)	1,850,969

	Diversified Financial Services – 2.1%

232,700	Element Financial Corporation, (2)	3,336,685

46,300	Hong Kong Exchanges and Clearing Limited, (3)	1,764,967

155,800	Orix Corporation, (3)	2,395,953
	Total Diversified Financial Services	7,497,605

	Diversified Telecommunication Services – 0.9%

2,564,519	Telecom Italia S.p.A., (2), (3)	3,026,817

	Electrical Equipment – 3.6%

286,702	Gamesa Corporacion Tecnologica SA, (2), (3)	3,833,891

8,380,000	Jiangnan Group Limited, (3)	2,684,624

137,791	Vesta Wind Systems A/S, (3)	6,249,848
	Total Electrical Equipment	12,768,363

	Electronic Equipment, Instruments & Components – 2.2%

107,600	Alps Electric Company, Limited, (3)	2,672,828

3,200	Keyence Corporation, (3)	1,708,316

124,900	Topcon Corporation, (3)	3,248,245
	Total Electronic Equipment, Instruments & Components	7,629,389

	Energy Equipment & Services – 0.8%

157,500	Calfrac Well Services Limtied	1,310,651

98,200	Secure Energy Services Inc.	1,388,555
	Total Energy Equipment & Services	2,699,206

	Food & Staples Retailing – 1.2%

48,600	Ain Pharmaciez Inc., (3)	1,714,638

65,700	Alimentation Couche-Tard Inc., B Shares	2,514,734
	Total Food & Staples Retailing	4,229,372

	Food Products – 1.0%

694,360	Universal Robina Corporation, (3)	3,386,111

44	Nuveen Investments

Shares	Description (1)	Value

	Gas Utilities – 0.6%

6,933,400	Perusahaan Gas Negara PT, (3)	$2,185,393

	Health Care Equipment & Supplies – 2.0%

141,056	CellaVision AB	880,188

2,756,000	Shandong Weigao Group Medical Polymer Company Limited, (3)	2,557,636

64,100	Sysmex Corporation, (3)	3,546,763
	Total Health Care Equipment & Supplies	6,984,587

	Health Care Providers & Services – 0.7%

49,340	Ramsay Health Care Limited, (3)	2,432,276

	Hotels, Restaurants & Leisure – 4.2%

65,133	Accor SA, (3)	3,571,556

77,300	Amaya Gaming Group, Inc., (2)	1,808,685

99,400	H.I.S. Company Limited, (3)	3,313,258

142,625	TUI AG, (3)	2,658,659

43,397	Whitbread PLC, (3)	3,484,749
	Total Hotels, Restaurants & Leisure	14,836,907

	Household Durables – 2.8%

181,600	Haseko Corporation, (3)	1,793,171

3,912,000	Skyworth Digital Holdings Limited, (3)	3,474,907

148,470	Sony Corporation, Sponsored ADR	4,488,248
	Total Household Durables	9,756,326

	Independent Power & Renewable Electricity Producers – 1.2%

7,599,000	CGN Power Company, Limited, (3)	4,242,406

	Industrial Conglomerates – 0.5%

462,000	Shanghai Industrial Holdings Limited, (3)	1,841,985

	Insurance – 2.8%

71,415	AXA, (3)	1,805,788

272,000	Ping An Insurance (Group) Company of China Limited, (3)	3,903,904

100,967	Prudential Corporation PLC, (3)	2,513,828

320,630	Unipol Gruppo Finanziario SpA, (3)	1,682,081
	Total Insurance	9,905,601

	Internet & Catalog Retail – 3.1%

89,766	JD.com Inc., ADR, (2)	3,012,547

97,600	Rakuten Inc., (3)	1,705,116

68,645	Yoox SpA, (2), (3)	2,162,319

128,675	Zalando SE, (2)	3,940,043
	Total Internet & Catalog Retail	10,820,025

	Internet Software & Services – 6.1%

561,974	Auto Trader Group PLC, (2)	2,346,353

Nuveen Investments	45

Nuveen International Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

22,530	Baidu Inc., ADR, (2)	$4,512,308

54,712	Criteo SA, Sponsored ADR, (2)	2,268,360

400,497	Just Eat PLC, (2), (3)	2,808,470

34,292	Rocket Internet AG, (2)	1,704,414

318,783	SouFun Holdings Limited, ADR	2,636,335

74,474	United Internet AG, (3)	3,329,659

11,561	Xing AG, (3)	1,910,284
	Total Internet Software & Services	21,516,183

	IT Services – 1.7%

385,221	Optimal Payments PLC, (2), (3)	1,750,572

98,976	WireCard AG, (3)	4,346,941
	Total IT Services	6,097,513

	Life Sciences Tools & Services – 1.0%

6,312	Eurofins Scientific, (3)	1,777,994

24,910	ICON plc, (2)	1,602,709
	Total Life Sciences Tools & Services	3,380,703

	Machinery – 3.3%

75,767	Arcam AB, (2), (3)	1,180,384

1,187,981	Grupo Rotoplas SAB de CV, (2)	2,168,905

160,000	Haitian International Holdings Limited, (3)	398,766

120,700	Harmonic Drive Systems Inc., (3)	2,549,145

40,865	KION Group AG, (3)	1,812,971

993,600	PT United Tractors Tbk, (3)	1,633,758

129,053	Volvo AB, Class B Shares, (3)	1,782,892
	Total Machinery	11,526,821

	Media – 4.8%

366,102	Entertainment One Limited, (3)	1,763,621

681,268	ITV PLC, (3)	2,645,032

48,187	JC Decaux SA, (3)	1,903,581

744,477	Mediaset SpA, (3)	3,826,322

20,825	Naspers Limited, (3)	3,267,146

235,959	NOS SGPS, (3)	1,718,663

29,029	Schibsted ASA, (3)	1,806,147
	Total Media	16,930,512

	Metals & Mining – 0.5%

801,000	Jiangxi Copper Company Limited, (3)	1,653,015

	Multiline Retail – 0.9%

42,900	Don Quijote Company Limited, (3)	3,273,029

46	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 3.0%

311,107	Euronav SA, (3)	$4,281,129

94,000	Paramount Bed Company Limited	2,780,655

67,177	Total SA, (3)	3,637,631
	Total Oil, Gas & Consumable Fuels	10,699,415

	Personal Products – 1.4%

12,185	Cosmax Incorporated, (3)	1,645,048

34,700	KAO Corporation, (3)	1,661,748

32,300	Pola Orbis Holdings Inc., (3)	1,675,926
	Total Personal Products	4,982,722

	Pharmaceuticals – 6.8%

172,700	Astellas Pharma Inc., (3)	2,689,059

2,405,000	China Animal Healthcare Limited, (4)	1,613,563

33,200	Concordia Healthcare Corporation	2,327,990

69,512	Novo Nordisk AS, Class B, (3)	3,902,450

15,389	Roche Holdings AG, (3)	4,403,641

28,600	Sawai Pharmaceutical Company Limited, (3)	1,628,070

34,074	Shire PLC, (3)	2,768,974

10,988	Taro Pharmaceuticals Industries Limited, (2)	1,545,023

13,947	Valeant Pharmaceuticals International	3,025,523
	Total Pharmaceuticals	23,904,293

	Professional Services – 1.2%

85,400	TechnoPro Holdings, Inc., (3)	2,373,418

122,920	USG People NV, (3)	1,669,258
	Total Professional Services	4,042,676

	Real Estate Management & Development – 5.4%

243,000	Dalian Wanda Commercial Properties Company Limited, (3)	1,992,539

215,747	Grand City Properties SA, (2), (3)	4,089,383

392,100	Hulic Company Limited, (3)	4,196,920

439,500	Kerry Properties Limited, (3)	1,782,407

1,844,000	KWG Property Holding Limited, (3)	1,870,272

443,100	Leopalace 21 Corporation, (2), (3)	2,555,559

18,301,000	Summarecon Agung Tbk PT, (3)	2,500,342
	Total Real Estate Management & Development	18,987,422

	Road & Rail – 0.8%

14,307	CJ Korea Express Corporation, (2), (3)	2,729,227

	Semiconductors & Semiconductor Equipment – 5.3%

189,889	ARM Holdings PLC, (3)	3,226,476

39,380	Dialog Semiconductor PLC, (2), (3)	1,775,600

Nuveen Investments	47

Nuveen International Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment (continued)

19,000	Disco Corporation, (3)			$1,730,272

72,500	Eugene Technology Company Limited, (3)			1,088,159

55,056	ISC Company, Limited, (3)			2,204,587

556,700	MPI Corporation, (3)			1,661,677

34,787	NXP Semiconductors NV, (2)			3,343,726

12,837	U-Blox AG, (3)			2,437,310

3,716,000	Xinyi Solar Holdings Limited, (3)			1,299,254
	Total Semiconductors & Semiconductor Equipment			18,767,061

	Software – 1.8%

109,600	Descartes Systems Group, Inc., (2)			1,646,952

69,662	Mobileye NV, (2)			3,125,037

83,148	UbiSoft Entertainment S.A, (2), (3)			1,533,229
	Total Software			6,305,218

	Specialty Retail – 0.8%

11,352	Grandvision BV, (2)			293,936

267,925	Sports Direct International, (2), (3)			2,532,538
	Total Specialty Retail			2,826,474

	Technology Hardware, Storage & Peripherals – 0.4%

294,272	Tobii AB, (2), (3)			1,292,440

	Textiles, Apparel & Luxury Goods – 1.1%

37,405	Pandora A/S, (3)			3,866,236

	Trading Companies & Distributors – 0.9%

226,000	China Aircraft Leasing Group Holdings Limited, (2), (3)			392,863

958,527	HSS Hire Group PLC, (2)			2,902,214
	Total Trading Companies & Distributors			3,295,077

	Water Utilities – 0.5%

2,082,000	Beijing Enterprises Water Group, (3)			1,784,897
	Total Long-Term Investments (cost $313,277,068)			339,367,662

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.1%

	REPURCHASE AGREEMENTS – 0.1%

$513	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $512,929, collateralized by $510,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $524,663	0.000%	5/01/15	$512,929
	Short-Term Investments (cost $512,929)			512,929
	Total Investments (cost $313,789,997) – 96.5%			339,880,591
	Other Assets Less Liabilities – 3.5% (5)			12,431,992
	Net Assets – 100%			$352,312,583

48	Nuveen Investments

Investments in Derivatives as of April 30, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
State Street Bank	Japanese Yen	184,500,366	U.S. Dollar	1,551,787	5/07/15	$6,558
State Street Bank	Japanese Yen	200,163,068	U.S. Dollar	1,678,442	5/08/15	2,024
						$8,582

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$66,519,860	$271,234,239	$1,613,563	$339,367,662
Short-Term Investments:
Repurchase Agreements	—	512,929	—	512,929
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	9,151	—	9,151
Total	$66,519,860	$271,756,319	$1,613,563	$339,889,742
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(3,790,650)	$3,790,650	$(1,613,563)	$1,613,563	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	49

Nuveen International Growth Fund (continued)

Portfolio of Investments	April 30, 2015 (Unaudited)

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $314,510,211.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation	$31,689,330
Depreciation	(6,318,950)
Net unrealized appreciation (depreciation) of investments	$25,370,380

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

ADR	American Depositary Receipt

50	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015